Derivatives_Details of derivative assets and derivative liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	₩ 371,499,663,000,000	₩ 324,409,462,000,000
Derivative assets (Designated for hedging)	121,131,000,000	35,503,000,000	$ 104,830
Derivative liabilities for hedging	₩ 6,837,000,000	₩ 51,408,000,000	$ 5,917
Description of other information of derivatives held for trading and hedging	Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.	Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.
For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	₩ 111,764,000,000	₩ 35,503,000,000
Derivative liabilities for hedging	0	17,654,000,000
For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	9,367,000,000
Derivative liabilities for hedging	6,837,000,000	33,754,000,000
For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	2,921,903,000,000	2,026,079,000,000
Derivative liabilities for trading	2,843,146,000,000	2,090,861,000,000
Interest rate futures
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	124,737,000,000	0
Interest rate futures | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0	0
Interest rate futures | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0	0
Derivative liabilities for trading	0	0
Interest rate swaps
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	150,731,987,000,000	150,710,490,000,000
Interest rate swaps | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	111,764,000,000	35,503,000,000
Derivative liabilities for hedging	0	17,654,000,000
Interest rate swaps | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	1,323,000,000	665,000,000
Interest rate swaps | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	300,750,000,000	218,140,000,000
Derivative liabilities for trading	413,195,000,000	266,207,000,000
Interest rate options | Long [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	460,000,000,000	530,000,000,000
Interest rate options | Long [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Interest rate options | Long [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Interest rate options | Long [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	11,888,000,000	10,461,000,000
Derivative liabilities for trading	0
Interest rate options | Short [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	395,789,000,000	525,000,000,000
Interest rate options | Short [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Interest rate options | Short [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Interest rate options | Short [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0
Derivative liabilities for trading	9,655,000,000	12,438,000,000
Currency futures
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	1,934,000,000	320,213,000,000
Currency futures | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Currency futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Currency futures | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0
Derivative liabilities for trading	0
Currency forwards
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	113,988,295,000,000	88,376,776,000,000
Currency forwards | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Currency forwards | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	321,000,000
Currency forwards | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	1,447,811,000,000	843,621,000,000
Derivative liabilities for trading	1,030,246,000,000	777,039,000,000
Currency swaps
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	82,125,050,000,000	67,179,195,000,000
Currency swaps | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Currency swaps | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	9,367,000,000
Derivative liabilities for hedging	5,193,000,000	33,089,000,000
Currency swaps | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	966,181,000,000	761,907,000,000
Derivative liabilities for trading	1,106,423,000,000	773,701,000,000
Currency options | Long [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	1,588,746,000,000	1,933,454,000,000
Currency options | Long [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Currency options | Long [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Currency options | Long [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	18,835,000,000	17,544,000,000
Derivative liabilities for trading	0
Currency options | Short [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	2,341,179,000,000	3,134,774,000,000
Currency options | Short [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Currency options | Short [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Currency options | Short [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0
Derivative liabilities for trading	9,403,000,000	20,747,000,000
Equity futures
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	630,562,000,000	186,737,000,000
Equity futures | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Equity futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Equity futures | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0
Derivative liabilities for trading	0
Equity Forwards
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	11,000,000
Equity Forwards | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Equity Forwards | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Equity Forwards | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0
Derivative liabilities for trading	0
Equity swaps
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	1,280,436,000,000	441,573,000,000
Equity swaps | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Equity swaps | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Equity swaps | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	1,217,000,000	31,377,000,000
Derivative liabilities for trading	54,393,000,000	1,217,000,000
Equity options | Long [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	8,851,984,000,000	4,925,315,000,000
Equity options | Long [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Equity options | Long [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Equity options | Long [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	175,221,000,000	143,029,000,000
Derivative liabilities for trading	0
Equity options | Short [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	8,978,953,000,000	6,145,935,000,000
Equity options | Short [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Equity options | Short [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Equity options | Short [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0
Derivative liabilities for trading	₩ 219,831,000,000	₩ 239,512,000,000